TAXATION - Reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Loss before income tax	¥ (1,980,566)	$ (271,336)	¥ (2,165,688)	¥ (2,663,915)
Income tax computed at the mainland China statutory tax rate of 25%	495,141	67,834	541,422	665,978
Effect of tax holiday and preferential tax rates	(143,182)	(19,616)	(110,393)	(52,651)
Effect of different tax rates in different jurisdictions	(21,325)	(2,922)	(21,918)	(58,266)
Other non-taxable income	32,690	4,479	26,008	28,993
Non-deductible expenses	(15,806)	(2,165)	(6,379)	(5,727)
Share-based compensation costs	(53,610)	(7,345)	(45,411)	(90,015)
Research and development super deduction	104,438	14,308	132,163	64,718
Withholding tax and others	(8,060)	(1,104)	(9,771)	(10,785)
Change in valuation allowance	(451,724)	(61,886)	(397,137)	(525,169)
True-up adjustments in respect of prior year's annual tax filing	(55,422)	(7,593)	(49,940)	15,195
Expiration of tax losses	(98,864)	(13,544)	(83,300)	(124,555)
Effect of tax rate change on deferred tax	217,248	29,763	6,697	67,811
Income tax (expense) benefit	¥ 1,524	$ 209	¥ (17,959)	¥ (24,473)